Expense Example - O'Shares International Developed Quality Dividend ETF - O'Shares International Developed Quality Dividend ETF Shares	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 603